Share-based payment arrangements - Measurement of fair values (Details 1) - 12 months ended Dec. 31, 2023	$ / shares	R$ / shares
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2020
Share-based compensation
Fair value at grant date		R$ 0.48
Share price at grant date		21.68
Exercise price		R$ 9.58
Volatility (% p.a.)	24.19%	24.19%
Expected life (weighted-average)	6 years 9 months 18 days	6 years 9 months 18 days
Expected dividend as percentage, share options granted	5.05%	5.05%
Interest rate	1.53%	1.53%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2021
Share-based compensation
Fair value at grant date		R$ 1.81
Share price at grant date		21.68
Exercise price		R$ 19.84
Volatility (% p.a.)	27.73%	27.73%
Expected life (weighted-average)	5 years 9 months 18 days	5 years 9 months 18 days
Expected dividend as percentage, share options granted	5.05%	5.05%
Interest rate	2.66%	2.66%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022
Share-based compensation
Exercise price | (per share)	$ 4.1	R$ 20.88
Volatility (% p.a.)	29.91%	29.91%
Expected life (weighted-average)	5 years	5 years
Expected dividend as percentage, share options granted
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022 | Top of range
Share-based compensation
Fair value at grant date | (per share)	$ 3.63	R$ 18.48
Share price at grant date | (per share)	$ 17.5	R$ 89.11
Interest rate	3.73%	3.73%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022 | Bottom of range
Share-based compensation
Fair value at grant date | (per share)	$ 0.39	R$ 1.98
Share price at grant date | (per share)	$ 5.57	R$ 28.36
Interest rate	0.39%	0.39%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023
Share-based compensation
Exercise price | (per share)	$ 5.04	R$ 25.23
Volatility (% p.a.)	33.08%	33.08%
Expected life (weighted-average)	4 years 3 months 18 days	4 years 3 months 18 days
Expected dividend as percentage, share options granted
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023 | Top of range
Share-based compensation
Fair value at grant date | (per share)	$ 2.41	R$ 12.06
Share price at grant date | (per share)	$ 6.3	R$ 31.53
Interest rate	4.69%	4.69%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023 | Bottom of range
Share-based compensation
Fair value at grant date | (per share)	$ 1.4	R$ 7.01
Share price at grant date | (per share)	$ 4.79	R$ 23.98
Interest rate	3.61%	3.61%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2021 - 4th program
Share-based compensation
Fair value at grant date		R$ 1.85
Share price at grant date		21.68
Exercise price		R$ 19.84
Volatility (% p.a.)	27.73%	27.73%
Expected life (weighted-average)	5 years 9 months 18 days	5 years 9 months 18 days
Expected dividend as percentage, share options granted	5.05%	5.05%
Interest rate	2.66%	2.66%
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022
Share-based compensation
Share price at grant date | (per share)	$ 6.3	R$ 34.06
Weighted Average Exercise Price Incentive Share Options Granted 2022 | (per share)	$ 6.3	R$ 34.06
Volatility (% p.a.)	31.71%	31.71%
Expected life (weighted-average)	6 years 2 months 12 days	6 years 2 months 12 days
Expected dividend as percentage, share options granted
Interest rate	4.69%	4.69%
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022 | Top of range
Share-based compensation
Fair value at grant date | (per share)	$ 1.14	R$ 6.16
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022 | Bottom of range
Share-based compensation
Fair value at grant date | (per share)	$ 0.44	R$ 2.38
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022
Share-based compensation
Volatility (% p.a.)	29.86%	29.86%
Expected life (weighted-average)	3 years 6 months	3 years 6 months
Expected dividend as percentage, share options granted
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022 | Top of range
Share-based compensation
Fair value at grant date | (per share)	$ 9.39	R$ 50.29
Share price at grant date | (per share)	$ 9.39	R$ 50.29
Interest rate	4.00%	4.00%
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022 | Bottom of range
Share-based compensation
Fair value at grant date | (per share)	$ 8.29	R$ 44.4
Share price at grant date | (per share)	$ 8.29	R$ 44.4
Interest rate	3.80%	3.80%
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2023
Share-based compensation
Volatility (% p.a.)	33.63%	33.63%
Expected life (weighted-average)	4 years 4 months 24 days	4 years 4 months 24 days
Expected dividend as percentage, share options granted
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2023 | Top of range
Share-based compensation
Fair value at grant date | (per share)	$ 6.3	R$ 31.36
Share price at grant date | (per share)	$ 6.3	R$ 31.36
Interest rate	4.70%	4.70%
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2023 | Bottom of range
Share-based compensation
Fair value at grant date | (per share)	$ 5.57	R$ 27.73
Share price at grant date | (per share)	$ 5.57	R$ 27.73
Interest rate	3.70%	3.70%
Equity-settled share-based payment arrangement | Matching Shares [Member] | 2023
Share-based compensation
Fair value at grant date | (per share)	$ 5.04	R$ 24.96
Share price at grant date | (per share)	$ 5.04	R$ 24.96
Volatility (% p.a.)	32.22%	32.22%
Expected life (weighted-average)	2 years	2 years
Expected dividend as percentage, share options granted
Interest rate	4.18%	4.18%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 2020
Share-based compensation
Fair value at grant date		R$ 4.69
Share price at grant date		21.68
Exercise price		R$ 9.58
Volatility (% p.a.)	31.71%	31.71%
Expected life (weighted-average)	3 years 8 months 12 days	3 years 8 months 12 days
Expected dividend as percentage, share options granted
Interest rate	1.53%	1.53%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 2021
Share-based compensation
Fair value at grant date		R$ 16.86
Share price at grant date		21.68
Exercise price		R$ 19.84
Volatility (% p.a.)	27.73%	27.73%
Expected life (weighted-average)	4 years 3 months 18 days	4 years 3 months 18 days
Expected dividend as percentage, share options granted
Interest rate	2.66%	2.66%
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 2022
Share-based compensation
Fair value at grant date | (per share)	$ 2.1	R$ 11.35
Share price at grant date | (per share)	9.98	53.96
Exercise price | (per share)	$ 4.1	R$ 22.17
Volatility (% p.a.)	27.44%	27.44%
Expected life (weighted-average)	2 years 3 months 18 days	2 years 3 months 18 days
Expected dividend as percentage, share options granted
Interest rate	3.83%	3.83%